SHARE-BASED PAYMENTS - Black-scholes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Share-based payments
Option life, share options granted	5
Stock options
Share-based payments
Granted	2,233,438	2,199,322
Grant date fair value			$ 2,729	$ 1,049
Expected volatility, share options granted	48.00%	49.00%
Option life, share options granted	5	5
Risk free interest rate, share options granted	0.50%	1.50%
Dividends	$ 0	$ 0